GENERAL	6 Months Ended
Jun. 30, 2017
GENERAL [Abstract]
GENERAL
NOTE 1:-        GENERAL

a.
Compugen Ltd. (The "Company") is a therapeutic discovery and development company utilizing its broadly applicable predictive discovery infrastructure to identify novel drug targets and develop first-in-class therapeutics in the field of cancer immunotherapy. The Company's therapeutic pipeline consists of immuno-oncology programs against novel drug targets it has discovered, including T cell immune checkpoints and myeloid target programs. The Company's business model is to selectively enter into collaborations for its novel targets and related drug product candidates at various stages of research and development.

The Company is headquartered in Israel, with R&D facilities located in both Israel and South San Francisco, California. At the U.S. facilities, therapeutic monoclonal antibodies are discovered and developed against the Company's novel target candidates.

b.
On August 5, 2013, the Company entered into a Research and Development Collaboration and License Agreement ("Bayer Agreement") with Bayer Pharma AG ("Bayer") for the research, development, and commercialization of antibody-based therapeutics for antibody-based therapeutics against two novel Compugen-discovered immune checkpoint regulators.

Under the terms of the Bayer Agreement, the Company received an upfront payment of $ 10,000, and is eligible to receive an aggregate of over $ 500,000 in potential milestone payments for both programs, not including aggregate preclinical milestone payments of up to $ 30,000 during the research programs. Additionally, the Company is eligible to receive mid to high single digit royalties on global net sales of any approved products under the collaboration.

Under the Bayer Agreement, the Company and Bayer will jointly pursue a preclinical research program with respect to each of the two immune checkpoint regulators. A joint steering committee consisting of an equal number of representatives from each party is responsible for overseeing and directing each such research program pursuant to agree upon work-plans. Each party is responsible for the costs and expenses incurred by it in performing its designated activities under the work-plans during the research programs. Following each such research program, Bayer will have full control over further clinical development of any cancer therapeutic product candidates targeting the Company-discovered immune checkpoint regulators and will have worldwide commercialization rights for any approved products.